Label	Element	Value
Brown Advisory Tax Exempt Bond Fund
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Supplement [Text Block]	ck0001548609_SupplementTextBlock
BROWN ADVISORY FUNDS

Brown Advisory Tax Exempt Bond Fund

(the “Fund”)

Institutional Shares (Not Available for Sale)

Investor Shares (BIAEX)

Advisor Shares (Not Available for Sale)

Supplement dated February 28, 2018

to the Summary Prospectus and Prospectus dated October 31, 2017

This supplement serves as notification of, and provides information regarding, certain proposed changes to the Fund to be effective as of March 31, 2018 (the “Effective Date”). At a meeting held on February 8, 2018, the Board of Trustees of Brown Advisory Funds approved the following changes to the Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	Brown Advisory Tax Exempt Bond Fund
Strategy [Heading]	rr_StrategyHeading	1. Summary Section – Change in Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On the Effective Date, the first four paragraphs of the section entitled “Principal Investment Strategies” will be deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in securities the interest of which is exempt from Federal income taxes and that do not subject shareholders to the federal alternative minimum tax (“AMT”).  This 80% policy cannot be changed without shareholder approval.  The Fund may invest up to 20% of its assets in securities that may fully subject shareholders to Federal income tax, including the AMT.  In addition, all capital gains are subject to Federal and state taxes.  The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.  The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state).

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in municipal securities issued by states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. Municipal securities include state and local general obligation bonds, essential service revenue issues (principally, water and sewer, transportation, public power, combined utilities and public universities), pre-refunded bonds and municipal leases.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.  To enhance yield, the Fund may also invest in selective enterprise revenue and/or private activity issues, principally hospitals and senior living facilities.  The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution.  The Fund also may invest in other investment companies, principally money market funds.

The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by Standard & Poor’s (“S&P”) and Moody’s Investor Services, Inc. (“Moody’s”).  Under the credit guidelines, the Fund will hold at least 80% of its total assets in investment grade municipal debt securities, as rated by independent rating agencies when purchased, or if unrated, determined by the Adviser to be of comparable quality. The credit guidelines provide that the Fund may also hold up to 20% of its total assets in securities rated below investment grade by an independent rating agency or, if not rated, determined to be of equivalent quality by the Adviser. Some securities that are rated below investment grade by independent rating agencies are commonly referred to as “junk bonds.”  Such lower rated securities and other municipal securities may become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced.  Generally, the average weighted effective maturity of the Fund’s portfolio securities will be between 4 and 10 years.

Investors should retain this supplement for future reference